Note Employee benefits (Accumulated benefit obligation in excess of plan assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 736,140	$ 777,815
Accumulated benefit obligation	736,140	777,815
Fair value of plan assets	612,283	662,765
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	40,773	42,664
Accumulated benefit obligation	40,773	42,664
Fair value of plan assets	$ 32,131	$ 34,475